Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 167,941	$ 119,135	$ 136,953	$ 71,770
Accounts receivable, net	387,130	341,984
Inventory, net	33,326	28,389
Prepaid expenses	32,526	18,357
Income tax receivable	23,640	24,124
Current deferred tax assets	2,835	2,499
Other current assets	57	1,384
Current assets of discontinued operations	15,137	16,700
Total current assets	662,592	552,572
Property, plant and equipment, net	996,847	950,932
Goodwill	252,138	247,675
Other long-term assets, net	45,326	41,162
Long-term assets of discontinued operations	8,762	8,897
Total assets	1,965,665	1,801,238
Current liabilities
Accounts payable	68,035	74,502
Accrued liabilities	48,164	42,993
Accrued payroll and payroll burdens	30,215	26,284
Accrued interest	2,458	2,446
Income taxes payable	675
Current liabilities of discontinued operations	3,986	2,841
Total current liabilities	153,533	149,066
Long-term debt	650,000	650,000
Deferred income taxes	234,409	190,389
Other long-term liabilities	6,150	5,916
Long-term liabilities of discontinued operations	42	33
Total liabilities	1,044,134	995,404
Stockholders' equity
Total stockholders' equity	921,531	805,834
Total liabilities and stockholders' equity	1,965,665	1,801,238
Parent
Current assets
Cash and cash equivalents	162,248	111,834	128,986	64,871
Accounts receivable, net	239	696
Prepaid expenses	8,864	6,388
Income tax receivable	23,641	10,164
Current deferred tax assets	2,835	2,499
Other current assets		882
Total current assets	197,827	132,463
Property, plant and equipment, net	4,491	4,730
Investment in consolidated subsidiaries	1,057,702	930,631
Inter-company receivable	521,866	554,482
Goodwill	15,531	15,531
Other long-term assets, net	32,186	29,966
Total assets	1,829,603	1,667,803
Current liabilities
Accounts payable	399	376
Accrued liabilities	22,275	18,269
Accrued payroll and payroll burdens	1,140	4,353
Accrued interest	2,452	2,439
Income taxes payable		(1,043)
Total current liabilities	26,266	24,394
Long-term debt	650,000	650,000
Deferred income taxes	230,733	186,693
Other long-term liabilities	1,073	882
Total liabilities	908,072	861,969
Stockholders' equity
Total stockholders' equity	921,531	805,834
Total liabilities and stockholders' equity	1,829,603	1,667,803
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	4,697	569	823	519
Accounts receivable, net	348,988	313,936
Inventory, net	25,925	21,935
Prepaid expenses	16,802	10,980
Income tax receivable		13,298
Other current assets	57	502
Total current assets	396,469	361,220
Property, plant and equipment, net	947,362	898,013
Investment in consolidated subsidiaries	122,559	115,449
Goodwill	236,607	232,144
Other long-term assets, net	12,030	10,161
Total assets	1,715,027	1,616,987
Current liabilities
Accounts payable	82,020	82,952
Accrued liabilities	19,885	21,355
Accrued payroll and payroll burdens	26,898	19,325
Accrued interest		1
Total current liabilities	128,803	123,633
Inter-company payable	519,660	553,907
Deferred income taxes	3,798	3,794
Other long-term liabilities	5,064	5,022
Total liabilities	657,325	686,356
Stockholders' equity
Total stockholders' equity	1,057,702	930,631
Total liabilities and stockholders' equity	1,715,027	1,616,987
Non-Guarantor Subsidiaries
Current assets
Cash and cash equivalents	24,811	23,500	14,069	11,411
Accounts receivable, net	37,903	27,352
Inventory, net	7,401	6,454
Prepaid expenses	6,860	989
Income tax receivable	(1)	662
Current assets of discontinued operations	15,137	16,700
Total current assets	92,111	75,657
Property, plant and equipment, net	44,994	48,189
Inter-company receivable		445
Other long-term assets, net	1,110	1,035
Long-term assets of discontinued operations	8,762	8,897
Total assets	146,977	134,223
Current liabilities
Accounts payable	9,431	7,942
Accrued liabilities	6,004	3,369
Accrued payroll and payroll burdens	2,177	2,606
Accrued interest	6	6
Income taxes payable	675	1,043
Current liabilities of discontinued operations	3,986	2,841
Total current liabilities	22,279	17,807
Inter-company payable	2,206	1,020
Deferred income taxes	(122)	(98)
Other long-term liabilities	13	12
Long-term liabilities of discontinued operations	42	33
Total liabilities	24,418	18,774
Stockholders' equity
Total stockholders' equity	122,559	115,449
Total liabilities and stockholders' equity	146,977	134,223
Eliminations/Reclassifications
Current assets
Cash and cash equivalents	(23,815)	(16,768)	(6,925)	(5,031)
Total current assets	(23,815)	(16,768)
Investment in consolidated subsidiaries	(1,180,261)	(1,046,080)
Inter-company receivable	(521,866)	(554,927)
Total assets	(1,725,942)	(1,617,775)
Current liabilities
Accounts payable	(23,815)	(16,768)
Total current liabilities	(23,815)	(16,768)
Inter-company payable	(521,866)	(554,927)
Total liabilities	(545,681)	(571,695)
Stockholders' equity
Total stockholders' equity	(1,180,261)	(1,046,080)
Total liabilities and stockholders' equity	$ (1,725,942)	$ (1,617,775)